OTHER CURRENT ASSETS - Summary of other current assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Other Assets [Abstract]
Due from a service provider	¥ 37,552		¥ 36,100
Deposit for share settlement	20,602	$ 3,000	21,341
Due from shareholders	13,910
Others	1,906		1,588
Total	¥ 73,970	$ 10,771	¥ 59,029